Unaudited Condensed Consolidated Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 2,346	$ 2,969
Marketable securities	2,810	3,158
Prepaid expenses and other current assets	220	110
Total current assets	5,376	6,237
NON-CURRENT ASSETS:
Fixed assets, net	1	1
Intangible assets, net	380	380
Non-current assets	381	381
Total assets	5,757	6,618
CURRENT LIABILITIES:
Accounts payable and accrued expenses	172	231
NON-CURRENT LIABILITIES:
Warrant liability	22	1,054
Total liabilities	194	1,285
EQUITY ATTRIBUTABLE TO EQUITY HOLDERS OF THE COMPANY:
Share capital - ordinary shares of NIS 0.1 par value: authorized shares - 1,450,000,000 on June 30, 2022 and December 31, 2021; issued and outstanding: 544,906,149 on June 30, 2022 and December 31, 2021;	14,120	14,120
Additional paid in capital	146,326	146,326
Reserve from transactions with non-controlling interests	20	20
Accumulated deficit	(154,903)	(155,133)
Total equity	5,563	5,333
Total liabilities and equity	$ 5,757	$ 6,618